Income Taxes - Schedule of Tax Effects of Temporary Differences (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred income tax assets
Non-capital losses		$ 4,417
Capital lease obligation	589
Foreign non-capital losses	3,849	5,430
Allowance for doubtful receivables	445	76
Intangible assets	552	(4,970)
Property and equipment	1,077	(572)
Derivative contracts	61	241
Deferred revenue	23,777	30,493
Long-term debt	392	(1,570)
Accrued restructuring obligation	2,107	1,804
Deferred financing fees	54	(425)
Accrued warranty obligation	4,589	5,038
Other	606	1,657
Total Deferred income tax assets	38,098	41,619
Deferred income tax liabilities
Inventory	58	96
Valuation allowance	3,025	5,832
Investment tax credits	1,182	3,552
Total Deferred income tax liabilities	4,265	9,480
Aggregate deferred income tax asset	33,833	32,139
Deferred income tax asset-current	27,045	16,056
Deferred income tax asset-long-term	6,788	22,321
Deferred income tax liability-long-term		(6,238)
Aggregate deferred income tax asset	$ 33,833	$ 32,139